Income taxes (Schedule of effective tax rate) (Details)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
U.S. Statutory rates		34.00%	34.00%	34.00%
Foreign income not recognized in USA		(34.00%)	(34.00%)	(34.00%)
China income taxes		25.00%	25.00%	25.00%
Impact of tax rate in other jurisdiction		(1.60%)	(2.50%)	(5.80%)
Valuation allowance		(2.90%)	(7.70%)	(37.50%)
Tax on disposal of SGOCO (Fujian)	[1]			(89.90%)
Other	[2]	(14.60%)	(14.80%)	(26.00%)
Effective income taxes		5.90%	0.00%	(134.20%)

[1]	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) (“Circular 698”) and the State Administration of Taxation Notice [2015] No. 7, a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008. As such, included in the income tax expense for the year ended December 31, 2014 was an amount of $877 on the Sale of SGOCO (Fujian). Included in income tax payable as of December 31, 2016 were payables made for the Sale of Honesty Group and Sale of SGOCO (Fujian) of $6,241 (2015: payables made for the Sale of Honesty Group of $6,241). In April 2017, the Company paid a total of $6,241 (RMB43,058) to the tax bureau to fully settle its obligations.
[2]	There were no other material items affecting the effective income tax for the year ended December 31, 2016, 2015 and 2014 except for (i) losses incurred by SGOCO of approximately $3.1 million, $1.4 million and $0.5 million, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.